Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 120,862,015	¥ 118,250,621
Deferred revenues - current	1,980,489	1,592,332
Deferred revenues - non-current	¥ 463,153	¥ 1,273,545
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000
Class A ordinary shares
Ordinary shares, shares issued (in shares)	2,507,473,330	2,477,346,590
Ordinary shares, shares outstanding (in shares)	2,447,926,638	2,406,652,132
Class B ordinary shares
Ordinary shares, shares issued (in shares)	458,342,517	461,362,309
Ordinary shares, shares outstanding (in shares)	446,369,717	446,011,297
Traffic support, marketing and promotion services
Deferred revenues - current | ¥	¥ 863,480	¥ 813,525
Deferred revenues - non-current | ¥	463,153	1,273,545
Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥	¥ 9,234,523	¥ 7,577,086